Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Statement of changes in equity [abstract]
Net of issue expenses		$ 61
Net of issue expenses		1,865
Net of issue expenses		$ 156
Net of issue expenses	$ 469